Summary of Gross Unrecognized Tax Benefits Changes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 188	¥ 15,453	¥ 23,965	¥ 46,803
Additions based on tax positions related to the current year	51	4,187	213	2,702
Additions for tax positions of prior years	131	10,801	12,564	6,750
Reductions for tax positions of prior years	(4)	(363)	(16,133)	(2,802)
Reductions for tax positions related to lapse of statute of limitations				(106)
Reductions for settlements	(156)	(12,820)	(2,794)	(27,409)
Other	(4)	(357)	(2,362)	(1,973)
Balance at end of year	$ 206	¥ 16,901	¥ 15,453	¥ 23,965